Document and Entity Information	0 Months Ended
Jul. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 25, 2014
Registrant Name	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Central Index Key	0000806564
Amendment Flag	false
Document Creation Date	Jul. 25, 2014
Document Effective Date	Jul. 25, 2014
Prospectus Date	Feb. 28, 2014
Morgan Stanley Mortgage Securities Trust | A
Risk/Return:
Trading Symbol	MTGAX
Morgan Stanley Mortgage Securities Trust | B
Risk/Return:
Trading Symbol	MTGBX
Morgan Stanley Mortgage Securities Trust | L
Risk/Return:
Trading Symbol	MTGCX
Morgan Stanley Mortgage Securities Trust | I
Risk/Return:
Trading Symbol	MTGDX